COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum annual lease commitments
U.S. dollars in thousands
Years ending December 31:
2015	2,141
2016	2,097
2017	2,082
2018	2,082
2019	347
8,749

Schedule of other future minimum annual lease commitments under operating lease agreements
U.S. dollars in thousands
Years ending December 31:
2015	425
2016	317
2017	171
913